Shareholder Report, Average Annual Return (Details) 193213_Teucrium 2x Daily Wheat ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Teucrium 2x Daily Wheat ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Teucrium 2x Daily Wheat ETF NAV
Average Annual Return, Percent	(37.91%)	(37.94%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	13.88%